Related-Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Tax receivable agreement percentage of amount of tax savings				85.00%
Liability from secondary offering			$ 99,000	$ 99,000
Tax receivable agreement, amount due for payments	$ 0			0
Adjustments to additional paid in capital				(46,100)
Increase in deferred tax assets			$ 52,800	52,845	$ 0
Vivid Cheers [Member]
Related Party Transaction [Line Items]
Charitable contributions, amount	0	$ 0		0	600	$ 600	$ 2,400
Accrued charitable contributions payable	0			0		0	1,300
Viral [Member]
Related Party Transaction [Line Items]
Marketing and selling expenses	100	200		100	800	800	200
Rolling Stone [Member]
Related Party Transaction [Line Items]
Marketing and selling expenses	200	500		700	600	900	100
Khoros LLC [Member]
Related Party Transaction [Line Items]
Marketing and selling expenses	100	100		100	100
General and administrative expenses						$ 100	$ 0
Angeles Dodgers [Member]
Related Party Transaction [Line Items]
Marketing and selling expenses	$ 1,100	$ 0		1,100	$ 0
Tax Receivable Agreement [Member]
Related Party Transaction [Line Items]
Increase in deferred tax assets				$ 52,800